Trade, Other Receivables and Other assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade, Other Receivables and Other assets

(€‘000)	As at December 31,
	2021	2020
Trade receivables	203	165
Advance deposits	246	220
Net Investment in Lease	219	230
Other receivables	—	—

Total Trade and Other receivables	668	615

Current Grant receivables (RCAs)	1 121	145
Current Grant receivables (Others)	274	—

Total Current Grant receivables	1 395	145

Prepaid expenses	1 688	1 343
VAT receivable	483	342
Income and other tax receivables	40	25

Total Other current assets	2 211	1 711

Total Trade receivables, advances and other current assets	4 274	2 471